Intangible Assets, Net	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Copyrights of online education academy courses	$4,863,770	$-
Less: Accumulated amortization	(211,600)	-
Intangible assets, net	$4,652,170	$-

Amortization expense was $211,600 and $0 for the six months ended December 31, 2020 and 2019, respectively.